Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Prepayments and Other Current Assets
Prepaid expenses		$ 49,613	¥ 316,162	¥ 38,322
Receivable from third-party payment platforms	[1]	1,965	12,520	87,595
Deposits		1,651	10,518	29,770
VAT recoverable		1,014	6,460	14,333
Deferred IPO costs				8,084
Others		5,224	33,302	11,708
Prepayments and other current assets		59,467	378,962	189,812
Allowance on receivable from third-party payment platforms		$ 0	¥ 0	¥ 0

[1]	Prepaid expenses represent the prepayments for purchase of inventories and business operating expenses.